Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.2%
Aerojet Rocketdyne Holdings, Inc. (A)	158,699	$ 6,330,503
Curtiss-Wright Corp.	47,867	4,464,077
Hexcel Corp.	55,246	1,853,503
Moog, Inc., Class A	54,843	3,484,176
Teledyne Technologies, Inc. (A)	20,311	6,300,675

		22,432,934

Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (A)	50,727	4,294,548

Auto Components - 0.4%
LCI Industries	34,898	3,709,308

Banks - 0.7%
Ameris Bancorp	42,438	966,737
First Bancorp	80,158	1,677,707
Signature Bank	18,616	1,544,942
Western Alliance Bancorp	74,479	2,355,026

		6,544,412

Beverages - 1.6%
Boston Beer Co., Inc., Class A (A)	13,993	12,360,857
Coca-Cola Consolidated, Inc.	14,521	3,494,914

		15,855,771

Biotechnology - 11.1%
Acadia Pharmaceuticals, Inc. (A)	102,589	4,231,796
Acceleron Pharma, Inc. (A)	53,394	6,008,427
Agios Pharmaceuticals, Inc. (A)	44,769	1,566,915
Alector, Inc. (A) (B)	43,206	455,175
Alkermes PLC (A)	101,880	1,688,152
Allogene Therapeutics, Inc. (A)	46,060	1,736,923
Alnylam Pharmaceuticals, Inc. (A)	4,200	611,520
Amicus Therapeutics, Inc. (A)	91,530	1,292,404
Apellis Pharmaceuticals, Inc. (A)	34,763	1,048,800
Arcturus Therapeutics Holdings, Inc. (A) (B)	8,370	359,073
Bluebird Bio, Inc. (A)	9,020	486,629
Blueprint Medicines Corp. (A)	42,003	3,893,678
CareDx, Inc. (A)	38,097	1,445,400
ChemoCentryx, Inc. (A)	23,553	1,290,704
CRISPR Therapeutics AG (A) (B)	53,239	4,452,910
Deciphera Pharmaceuticals, Inc. (A)	28,409	1,457,382
Denali Therapeutics, Inc. (A)	52,208	1,870,613
Emergent BioSolutions, Inc. (A)	75,191	7,769,486
Enanta Pharmaceuticals, Inc. (A)	10,563	483,574
Epizyme, Inc. (A)	16,674	198,921
Exact Sciences Corp. (A)	43,305	4,414,945
Exelixis, Inc. (A)	85,499	2,090,450
Fate Therapeutics, Inc. (A)	40,720	1,627,578
FibroGen, Inc. (A)	74,536	3,064,920
Global Blood Therapeutics, Inc. (A)	51,545	2,842,191
IGM Biosciences, Inc. (A) (B)	4,498	331,997
Immunomedics, Inc. (A)	103,066	8,763,702
Insmed, Inc. (A)	109,329	3,513,834
Invitae Corp. (A) (B)	39,906	1,729,925
Ionis Pharmaceuticals, Inc. (A)	20,902	991,800
Iovance Biotherapeutics, Inc. (A)	82,103	2,702,831
Ironwood Pharmaceuticals, Inc. (A)	67,991	611,579
Karuna Therapeutics, Inc. (A)	10,825	836,989
Karyopharm Therapeutics, Inc. (A) (B)	42,943	626,968
Kodiak Sciences, Inc. (A) (B)	49,985	2,959,612

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (A) (B)	14,338	$ 1,366,698
Madrigal Pharmaceuticals, Inc. (A) (B)	7,956	944,616
Mirati Therapeutics, Inc. (A)	24,952	4,143,279
Neurocrine Biosciences, Inc. (A)	22,462	2,159,946
PTC Therapeutics, Inc. (A)	55,241	2,582,517
Sage Therapeutics, Inc. (A)	24,330	1,487,050
Sarepta Therapeutics, Inc. (A)	15,501	2,176,805
Scholar Rock Holding Corp. (A)	9,875	174,689
Seattle Genetics, Inc. (A)	18,502	3,620,656
Turning Point Therapeutics, Inc. (A)	27,891	2,436,558
Ultragenyx Pharmaceutical, Inc. (A)	72,728	5,977,514
uniQure NV (A)	35,441	1,305,292
Xencor, Inc. (A)	60,191	2,334,809
Zymeworks, Inc. (A)	27,662	1,288,496

		111,456,728

Building Products - 2.0%
AAON, Inc.	41,318	2,489,410
Builders FirstSource, Inc. (A)	158,189	5,160,125
Gibraltar Industries, Inc. (A)	44,130	2,874,628
Lennox International, Inc.	4,857	1,324,067
Patrick Industries, Inc.	74,637	4,293,120
UFP Industries, Inc.	66,645	3,766,109

		19,907,459

Capital Markets - 1.8%
Cboe Global Markets, Inc.	36,896	3,237,255
FactSet Research Systems, Inc.	8,253	2,763,765
LPL Financial Holdings, Inc.	72,757	5,578,279
MarketAxess Holdings, Inc.	14,396	6,932,970

		18,512,269

Chemicals - 2.6%
Chase Corp.	29,791	2,842,061
Element Solutions, Inc. (A)	126,700	1,331,617
HB Fuller Co.	25,593	1,171,648
Ingevity Corp. (A)	53,423	2,641,233
Innospec, Inc.	45,748	2,896,763
NewMarket Corp.	7,081	2,423,968
Quaker Chemical Corp. (B)	14,422	2,591,778
Scotts Miracle-Gro Co.	21,741	3,324,416
Stepan Co.	17,551	1,913,059
Terminix Global Holdings, Inc. (A)	115,676	4,613,159

		25,749,702

Commercial Services & Supplies - 2.7%
Casella Waste Systems, Inc., Class A (A)	145,644	8,134,217
IAA, Inc. (A)	123,540	6,432,728
McGrath RentCorp	37,350	2,225,686
MSA Safety, Inc.	35,533	4,767,463
UniFirst Corp.	26,529	5,023,797
US Ecology, Inc.	31,900	1,042,173

		27,626,064

Communications Equipment - 0.4%
Lumentum Holdings, Inc. (A)	18,088	1,358,951
Ubiquiti, Inc. (B)	18,383	3,063,711

		4,422,662

Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	53,931	2,777,986
EMCOR Group, Inc.	63,155	4,276,225

		7,054,211

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.3%
Eagle Materials, Inc.	30,591	$ 2,640,615

Consumer Finance - 0.3%
Green Dot Corp., Class A (A)	26,268	1,329,424
SLM Corp.	189,571	1,533,629

		2,863,053

Containers & Packaging - 0.3%
Berry Global Group, Inc. (A)	55,884	2,700,315

Distributors - 0.8%
Pool Corp.	23,648	7,911,202

Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (A)	25,284	3,844,179
frontdoor, Inc. (A)	62,477	2,430,980
Grand Canyon Education, Inc. (A)	34,844	2,785,429
Service Corp. International	81,265	3,427,758
Strategic Education, Inc.	20,304	1,857,207
WW International, Inc. (A)	7,750	146,243

		14,491,796

Diversified Telecommunication Services - 0.9%
Cogent Communications Holdings, Inc.	32,780	1,968,439
GCI Liberty, Inc., Class A (A)	89,643	7,347,140

		9,315,579

Electrical Equipment - 1.5%
Atkore International Group, Inc. (A)	118,064	2,683,595
Generac Holdings, Inc. (A)	66,626	12,901,458

		15,585,053

Electronic Equipment, Instruments & Components - 3.1%
Cognex Corp.	54,871	3,572,102
Coherent, Inc. (A)	11,713	1,299,323
ePlus, Inc. (A)	12,948	947,794
Fabrinet (A)	39,304	2,477,331
Littelfuse, Inc.	29,982	5,317,008
Novanta, Inc. (A)	64,727	6,818,342
OSI Systems, Inc. (A)	48,571	3,769,595
Zebra Technologies Corp., Class A (A)	27,092	6,839,647

		31,041,142

Energy Equipment & Services - 0.0% (C)
Cactus, Inc., Class A	21,051	403,969
Computer Modelling Group, Ltd. (B)	21,300	82,541

		486,510

Entertainment - 0.5%
Zynga, Inc., Class A (A)	596,346	5,438,676

Equity Real Estate Investment Trusts - 3.0%
Americold Realty Trust	149,545	5,346,234
CoreSite Realty Corp.	37,222	4,424,951
CyrusOne, Inc.	52,510	3,677,275
Equity Lifestyle Properties, Inc.	54,958	3,368,925
First Industrial Realty Trust, Inc.	121,861	4,850,068
PS Business Parks, Inc.	17,134	2,097,030
Terreno Realty Corp.	104,919	5,745,365
Universal Health Realty Income Trust	4,900	279,251

		29,789,099

Food & Staples Retailing - 1.8%
Casey’s General Stores, Inc.	50,459	8,964,041

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Performance Food Group Co. (A)	169,725	$ 5,875,880
Sprouts Farmers Market, Inc. (A)	139,724	2,924,423

		17,764,344

Food Products - 1.1%
Hain Celestial Group, Inc. (A)	14,900	511,070
J & J Snack Foods Corp.	29,450	3,839,986
John B Sanfilippo & Son, Inc.	23,888	1,800,677
Post Holdings, Inc. (A)	42,772	3,678,392
TreeHouse Foods, Inc. (A)	38,144	1,545,976

		11,376,101

Health Care Equipment & Supplies - 5.2%
AtriCure, Inc. (A)	18,776	749,162
Cantel Medical Corp. (B)	42,900	1,885,026
Globus Medical, Inc., Class A (A)	72,761	3,603,125
Haemonetics Corp. (A)	50,733	4,426,454
ICU Medical, Inc. (A)	30,234	5,525,566
iRhythm Technologies, Inc. (A)	16,541	3,938,578
Lantheus Holdings, Inc. (A)	125,290	1,587,424
Merit Medical Systems, Inc. (A)	58,700	2,553,450
Nevro Corp. (A)	27,663	3,853,456
NuVasive, Inc. (A)	54,473	2,645,754
Penumbra, Inc. (A)	19,890	3,866,218
Quidel Corp. (A)	29,100	6,383,958
Tandem Diabetes Care, Inc. (A)	64,193	7,285,906
West Pharmaceutical Services, Inc.	15,776	4,336,822

		52,640,899

Health Care Providers & Services - 4.4%
Addus HomeCare Corp. (A)	37,991	3,590,529
Amedisys, Inc. (A)	33,367	7,888,960
AMN Healthcare Services, Inc. (A)	76,591	4,477,510
BioTelemetry, Inc. (A)	48,746	2,221,843
Chemed Corp.	9,375	4,503,281
CorVel Corp. (A)	31,549	2,695,231
Encompass Health Corp.	39,062	2,538,249
Ensign Group, Inc.	106,104	6,054,294
Molina Healthcare, Inc. (A)	26,129	4,782,652
Pennant Group, Inc. (A)	72,487	2,795,099
US Physical Therapy, Inc.	30,476	2,647,755

		44,195,403

Health Care Technology - 0.5%
Omnicell, Inc. (A)	60,752	4,535,744
Tabula Rasa HealthCare, Inc. (A) (B)	19,881	810,549

		5,346,293

Hotels, Restaurants & Leisure - 4.3%
Boyd Gaming Corp.	114,044	3,500,011
Choice Hotels International, Inc.	52,297	4,495,450
Churchill Downs, Inc.	51,737	8,475,555
Domino’s Pizza, Inc.	7,369	3,133,888
Dunkin’ Brands Group, Inc.	44,400	3,636,804
Hilton Grand Vacations, Inc. (A)	78,992	1,657,252
Papa John’s International, Inc.	47,610	3,917,351
Penn National Gaming, Inc. (A) (B)	43,266	3,145,438
Texas Roadhouse, Inc.	24,947	1,516,528
Vail Resorts, Inc.	17,743	3,796,470
Wendy’s Co.	266,149	5,933,792

		43,208,539

Household Durables - 2.5%
Cavco Industries, Inc. (A)	10,754	1,939,054
Helen of Troy, Ltd. (A)	43,126	8,345,743

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
LGI Homes, Inc. (A)	20,012	$ 2,324,794
Tempur Sealy International, Inc. (A)	50,348	4,490,538
TopBuild Corp. (A)	45,303	7,732,769

		24,832,898

Independent Power & Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc.	62,875	3,716,541

Insurance - 2.0%
eHealth, Inc. (A)	20,917	1,652,443
First American Financial Corp.	40,995	2,087,056
Heritage Insurance Holdings, Inc.	8,657	87,609
Kemper Corp.	84,434	5,642,724
Palomar Holdings, Inc. (A)	20,708	2,158,602
Primerica, Inc.	67,129	7,594,975
Universal Insurance Holdings, Inc.	55,135	763,068

		19,986,477

Internet & Direct Marketing Retail - 0.4%
Stamps.com, Inc. (A)	18,351	4,421,673

IT Services - 4.3%
Booz Allen Hamilton Holding Corp.	97,011	8,049,973
Broadridge Financial Solutions, Inc.	13,312	1,757,184
CACI International, Inc., Class A (A)	36,358	7,750,071
Cardtronics PLC, Class A (A)	49,838	986,792
Euronet Worldwide, Inc. (A)	68,334	6,225,227
ExlService Holdings, Inc. (A)	43,486	2,868,772
Gartner, Inc. (A)	14,724	1,839,764
MAXIMUS, Inc.	90,368	6,182,075
Science Applications International Corp.	40,757	3,196,164
WEX, Inc. (A)	32,623	4,533,618

		43,389,640

Leisure Products - 0.3%
Brunswick Corp.	58,261	3,432,156

Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories, Inc., Class A (A)	4,782	2,464,930
Bruker Corp.	75,827	3,014,123
Charles River Laboratories International, Inc. (A)	22,467	5,087,652
Medpace Holdings, Inc. (A)	67,314	7,522,340
NeoGenomics, Inc. (A)	97,862	3,610,129
PRA Health Sciences, Inc. (A)	40,599	4,118,363
Repligen Corp. (A)	54,795	8,084,454

		33,901,991

Machinery - 4.1%
Albany International Corp., Class A	53,321	2,639,923
Douglas Dynamics, Inc.	71,391	2,441,572
EnPro Industries, Inc.	25,668	1,447,932
Graco, Inc.	86,935	5,333,462
John Bean Technologies Corp.	44,622	4,100,316
Kadant, Inc.	17,192	1,884,587
Lincoln Electric Holdings, Inc.	23,535	2,166,161
Lydall, Inc. (A)	52,663	871,046
Nordson Corp.	22,610	4,337,050
RBC Bearings, Inc. (A)	19,965	2,419,958
SPX Corp. (A)	45,262	2,099,252
Standex International Corp.	7,955	470,936
Toro Co.	77,915	6,540,964
Woodward, Inc.	61,880	4,960,301

		41,713,460

	Shares	Value
COMMON STOCKS (continued)
Media - 1.4%
Cable One, Inc.	4,686	$ 8,835,125
Gray Television, Inc. (A)	104,711	1,441,870
Nexstar Media Group, Inc., Class A	39,619	3,562,937

		13,839,932

Oil, Gas & Consumable Fuels - 0.4%
Renewable Energy Group, Inc. (A)	18,123	968,131
Texas Pacific Land Trust (B)	6,000	2,709,360

		3,677,491

Pharmaceuticals - 2.8%
Arvinas, Inc. (A)	16,369	386,472
Axsome Therapeutics, Inc. (A) (B)	20,109	1,432,766
Catalent, Inc. (A)	71,559	6,129,744
Horizon Therapeutics PLC (A)	75,436	5,859,868
Innoviva, Inc. (A)	42,438	443,477
MyoKardia, Inc. (A)	43,739	5,962,938
Nektar Therapeutics (A) (B)	36,179	600,210
Pacira BioSciences, Inc. (A)	26,806	1,611,577
Phibro Animal Health Corp., Class A	50,185	873,219
Prestige Consumer Healthcare, Inc. (A)	60,492	2,203,119
Reata Pharmaceuticals, Inc., Class A (A) (B)	12,121	1,180,828
Supernus Pharmaceuticals, Inc. (A)	55,138	1,149,076
Theravance Biopharma, Inc. (A) (B)	37,905	560,425

		28,393,719

Professional Services - 1.5%
ASGN, Inc. (A)	76,649	4,871,810
Exponent, Inc.	92,667	6,674,804
Insperity, Inc.	48,645	3,185,761

		14,732,375

Road & Rail - 0.9%
Landstar System, Inc.	42,754	5,365,200
Saia, Inc. (A)	32,901	4,150,132

		9,515,332

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Energy Industries, Inc. (A)	52,265	3,289,559
Cirrus Logic, Inc. (A)	66,820	4,507,009
CMC Materials, Inc.	34,409	4,913,949
Entegris, Inc.	153,544	11,414,461
FormFactor, Inc. (A)	98,028	2,443,838
Ichor Holdings, Ltd. (A)	38,832	837,606
Inphi Corp. (A)	44,764	5,024,759
MaxLinear, Inc. (A)	151,110	3,511,796
MKS Instruments, Inc.	66,022	7,211,583
Monolithic Power Systems, Inc.	32,481	9,082,013
Onto Innovation, Inc. (A)	30,067	895,395
Power Integrations, Inc.	77,944	4,318,098

		57,450,066

Software - 9.9%
ACI Worldwide, Inc. (A)	142,423	3,721,513
Aspen Technology, Inc. (A)	42,610	5,394,000
Blackbaud, Inc.	62,816	3,507,017
Ceridian HCM Holding, Inc. (A)	45,372	3,749,996
CommVault Systems, Inc. (A)	52,658	2,148,446
CyberArk Software, Ltd. (A)	16,460	1,702,293
Descartes Systems Group, Inc. (A) (B)	66,813	3,807,005
Envestnet, Inc. (A)	79,819	6,158,834
Fair Isaac Corp. (A)	19,393	8,249,394
Five9, Inc. (A)	55,391	7,183,105
Fortinet, Inc. (A)	10,286	1,211,794

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
j2 Global, Inc. (A) (B)	31,747	$ 2,197,527
Manhattan Associates, Inc. (A)	57,687	5,508,532
Paylocity Holding Corp. (A)	44,883	7,245,014
Pegasystems, Inc.	62,114	7,518,279
Proofpoint, Inc. (A)	29,849	3,150,562
PTC, Inc. (A)	10,575	874,764
Qualys, Inc. (A)	50,583	4,957,640
RealPage, Inc. (A)	77,255	4,452,978
Sapiens International Corp. NV	102,913	3,147,080
SPS Commerce, Inc. (A)	50,359	3,921,455
SS&C Technologies Holdings, Inc.	64,877	3,926,356
Tyler Technologies, Inc. (A)	16,758	5,841,168

		99,574,752

Specialty Retail - 1.8%
Aaron’s, Inc.	30,167	1,708,960
Asbury Automotive Group, Inc. (A)	10,497	1,022,933
Burlington Stores, Inc. (A)	17,533	3,613,376
Murphy USA, Inc. (A)	27,935	3,583,222
RH (A) (B)	20,556	7,865,137

		17,793,628

Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp. (A)	39,839	882,035

Textiles, Apparel & Luxury Goods - 0.3%
Carter’s, Inc.	8,755	758,008
Steven Madden, Ltd.	116,000	2,262,000

		3,020,008

Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (A)	11,311	351,433
Univar Solutions, Inc. (A)	50,588	853,925
Watsco, Inc.	27,776	6,468,753

		7,674,111

Water Utilities - 0.3%
Middlesex Water Co.	42,026	2,611,916

Total Common Stocks (Cost $792,800,211)		998,920,888

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	5,950,293	5,950,293

Total Other Investment Company (Cost $5,950,293)		5,950,293

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $7,792,224 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $7,948,172.

$ 7,792,224	$ 7,792,224

Total Repurchase Agreement (Cost $7,792,224)	7,792,224

Total Investments (Cost $806,542,728)	1,012,663,405
Net Other Assets (Liabilities) - (0.7)%	(7,425,753)

Net Assets - 100.0%	$ 1,005,237,652

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$998,920,888	$—	$—	$998,920,888
Other Investment Company	5,950,293	—	—	5,950,293
Repurchase Agreement	—	7,792,224	—	7,792,224

Total Investments	$1,004,871,181	$7,792,224	$—	$1,012,663,405

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $34,905,807, collateralized by cash collateral of $5,950,293 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $29,706,266. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 5

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 6